Lease - Schedule of Operating Lease (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Operating Lease [Abstract]
Right-of-use assets	¥ 649	¥ 1,413	$ 91
Current lease liabilities	606	1,332	85
Non-current lease liabilities	42	130	$ 6
Operating lease cost	777	1,153
Short-term lease cost	236	1,314
Total	¥ 1,013	¥ 2,467